Gross Loans Analyzed by Performance (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Performing USD ($)	Mar. 31, 2014 Performing INR	Mar. 31, 2013 Performing INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 494.8	29,686.5	21,132.1
Gross loans	$ 53,804.4	3,228,261.3	2,538,245.8	$ 53,309.6	3,198,574.8	2,517,113.7